Accrued Expenses and other Liabilities - Accrued Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities	$ 1,734,863	$ 2,001,427
Payroll tax liabilities	286,027	220,300
Consultants
Accrued expenses and other current liabilities	100,000	100,000
Accrued Consulting Fees
Accrued expenses and other current liabilities	0	694,742
Payroll and payroll taxes payable
Accrued expenses and other current liabilities	1,399,049	1,131,572
Other Accrued Liabilites
Accrued expenses and other current liabilities	$ 235,814	$ 75,113